Monthly Noteholder's Statement
GE Capital Credit Card Master Note Trust
Series 2006 - 1

Class A 5.0800% Notes
Class B LIBOR + 0.1100% Notes
Class C LIBOR + 0.2400% Notes

Pursuant to the Master Indenture, dated as of September 25, 2003 (as amended and supplemented, the "Indenture") between GE Capital Credit Card Master Note Trust (the "Issuer") and Deutsche Bank Trust Company Americas, as indenture trustee (the "Indenture Trustee"), as supplemented by the Series 2006 - 1 Indenture Supplement (the "Indenture Supplement"), dated as of September 27, 2006, between the Issuer and the Indenture Trustee, the Issuer is required to prepare, or cause the Servicer to prepare, certain information each month regarding current distributions to the Series 2006 - 1 Noteholders and the performance of the Trust during the previous month. The information required to be prepared with respect to the Payment Date of June 15, 2009, and with respect to the performance of the Trust during the Monthly Period ended May 21, 2009 is set forth below. Capitalized terms used herein are defined in the Indenture and the Indenture Supplement. The undersigned, an Authorized Officer of the Servicer, does hereby certify as follows:

Record Date:	05/29/2009
Monthly Period Beginning:	04/22/2009
Monthly Period Ending:	05/21/2009
Previous Payment Date:	05/15/2009
Payment Date:	06/15/2009
Interest Period Beginning:	05/15/2009
Interest Period Ending:	06/14/2009
Days in Monthly Period:	30
Days in Interest Period:	31
LIBOR Determination Date	05/13/2009
LIBOR Rate	0.34438%
Is there a Reset Date?	Yes

Reset Date #1:	05/11/2009

Reset Date #2:	05/12/2009

I. Trust Receivables Information
a.	Number of Accounts Beginning	42,101,115
b.	Number of Accounts Ending	43,487,466
c.	Average Account Balance (q / b)	400.23

d.	BOP Principal Receivables	16,294,436,897.09
e.	BOP Finance Charge Receivables	404,776,525.03
f.	BOP Total Receivables	16,699,213,422.12

g.	Increase in Principal Receivables from Additional Accounts	1,319,114,594.17
h.	Increase in Principal Activity on Existing Securitized Accounts	2,010,710,538.13
i.	Increase in Finance Charge Receivables from Additional Accounts	12,189,423.89
j.	Increase in Finance Charge Activity on Existing Securitized Accounts	365,174,685.04
k.	Increase in Total Receivables	3,707,189,241.23

l.	Decrease in Principal Receivables due to Account Removal	0.00
m.	Decrease in Principal Activity on Existing Securitized Accounts	2,219,233,566.28
n.	Decrease in Finance Charge Receivables due to Account Removal	0.00
o.	Decrease in Finance Charge Activity on Existing Securitized Accounts	352,714,647.48
p.	Decrease in Total Receivables	2,571,948,213.76

q.	EOP Aggregate Principal Receivables	17,405,028,463.11
r.	EOP Finance Charge Receivables	429,425,986.48
s.	EOP Total Receivables	17,834,454,449.59

t.	Excess Funding Account Balance	0.00

u.	Required Principal Balance	16,377,712,865.36
v.	Minimum Free Equity Amount (EOP Aggregate Principal Receivables * 7.0%)	1,218,351,992.42
w.	Free Equity Amount (EOP Principal Receivables - EOP Collateral Amount (II.c.ii+II.a.ii+II.b.iii))	2,857,267,597.75

II. Investor Information (Trust Level)
a.	Note Principal Balance (Sum of all Series)
i.	Beginning of Interest Period	12,990,048,921.02
ii.	Increase in Note Principal Balance due to New Issuance	1,278,350,515.00
iii.	Decrease in Note Principal Balance due to Principal Paid	280,136,000.00
iv.	As of Payment Date	13,988,263,436.02

b.	Excess Collateral Amount (Sum of all Series)
i.	Beginning of Interest Period	765,141,497.34
ii.	Additional Enhancement Amount	0.00
iii.	Increase in Excess Collateral Amount due to New Issuance	96,219,932.00
iv.	Reductions in Required Excess Collateral Amount	4,750,000.00
v.	Increase in Unreimbursed Investor Charge-Off	0.00
vi.	Decrease in Unreimbursed Investor Charge-Off	0.00
vii.	Increase in Unreimbursed Reallocated Principal Collections	0.00
viii.	Decrease in Unreimbursed Reallocated Principal Collections	0.00
ix.	As of Payment Date	856,611,429.34

c.	Collateral Amount (Sum of all Series)
i.	End of Prior Monthly Period	13,693,201,418.36
ii.	Beginning of Interest Period	13,173,190,418.36
iii.	As of Payment Date	13,950,344,865.36

III. Trust Performance Data (Monthly Period)
a.	Gross Trust Yield (Finance Charge Collections + Recoveries / BOP Principal Receivables)
i.	Current	25.3884%
ii.	Prior Monthly Period	25.2146%
iii.	Two Months Prior Monthly Period	24.9328%
iv.	Three-Month Average	25.1786%

b.	Payment Rate (Principal Collections / BOP Principal Receivables)
i.	Current	12.9473%
ii.	Prior Monthly Period	12.8964%
iii.	Two Months Prior Monthly Period	12.7520%
iv.	Three-Month Average	12.8652%

c.	Gross Charge-Off Rate excluding Fraud (Default Amount for Defaulted Accounts - Fraud Amount / BOP Principal Receivables)
i.	Current	7.9530%
ii.	Prior Monthly Period	6.9313%
iii.	Two Months Prior Monthly Period	5.8787%
iv.	Three-Month Average	6.9210%

d.	Charge-Off Rate (Default Amount for Defaulted Accounts / BOP Principal Receivables)	8.0671%

e.	Net Charge-Off Rate excluding Fraud (Default Amount for Defaulted Accounts - Recoveries - Fraud Amount / BOP Principal Receivables)
i.	Current	6.9859%
ii.	Prior Monthly Period	6.0785%
iii.	Two Months Prior Monthly Period	5.1574%
iv.	Three-Month Average	6.0739%

f.	Net Charge-Off Rate (Default Amount for Defaulted Accounts - Recoveries/ BOP Principal Receivables)	7.1000%

g.	Default Amount for Defaulted Accounts	109,540,748.11

h.	Recovery Amount	13,131,993.57

i.	Collections
i.	Total Trust Finance Charge Collections	331,609,675.07
ii.	Total Trust Principal Collections	2,109,692,818.17
iii.	Total Trust Collections	2,441,302,493.24

j.	Delinquency Data	Percentage	Total Receivables
i.	1-29 Days Delinquent	4.2725%	761,969,681.26
ii.	30-59 Days Delinquent	1.3892%	247,755,135.97
iii.	60-89 Days Delinquent	1.0382%	185,151,129.62
iv.	90-119 Days Delinquent	0.8413%	150,041,651.31
v.	120-149 Days Delinquent	0.7305%	130,283,279.77
vi.	150-179 Days Delinquent	0.5532%	98,668,488.55
vii.	180 or Greater Days Delinquent	0.0001%	11,004.75

IV. Series Performance Data

a.	Portfolio Yield (Finance Charge Collections + Recoveries - Aggregate Investor Default Amount + PAA Inv Proceeds / BOP Collateral)
i.	Current	8.8913%
ii.	Prior Monthly Period	11.3207%
iii.	Two Months Prior Monthly Period	13.6064%
iv.	Three-Month Average	11.2728%

b.	Base Rate (Noteholder Servicing Fee + Admin Fee + Monthly Interest + Swap Payments - Swap Receipts / BOP Collateral)
i.	Current	5.6168%
ii.	Prior Monthly Period	5.9693%
iii.	Two Months Prior Monthly Period	6.1633%
iv.	Three-Month Average	5.9165%

c.	Excess Spread Percentage (Portfolio Yield - Base Rate)
i.	Current	3.2745%
ii.	Prior Monthly Period	5.3515%
iii.	Two Months Prior Monthly Period	7.4431%
iv.	Quarterly Excess Spread Percentage	5.3564%

V. Investor Information Regarding Distributions to Noteholders
a.	The total amount of the distribution to Class A Noteholders per $1000 Note	4.233333
	Initial Principal Balance.

b.	The amount of the distribution set forth in paragraph a. above in respect of interest on	4.233333
	the Class A Notes, per $1000 Note Initial Principal Balance.

c.	The amount of the distribution set forth in paragraph a. above in respect of principal	0.000000
	on the Class A Notes, per $1000 Note Initial Principal Balance.

d.	The total amount of the distribution to Class B Noteholders per $1000 Note	0.391272
	Initial Principal Balance.

e.	The amount of the distribution set forth in paragraph d. above in respect of interest on	0.391272
	the Class B Notes, per $1000 Note Initial Principal Balance.

f.	The amount of the distribution set forth in paragraph d. above in respect of principal	0.000000
	on the Class B Notes, per $1000 Note Initial Principal Balance.

g.	The total amount of the distribution to Class C Noteholders per $1000 Note	0.503216
	Initial Principal Balance.

h.	The amount of the distribution set forth in paragraph g. above in respect of interest on	0.503216
	the Class C Notes, per $1000 Note Initial Principal Balance.

i.	The amount of the distribution set forth in paragraph g. above in respect of principal	0.000000
	on the Class C Notes, per $1000 Note Initial Principal Balance.

VI. Investor Information
a.	Class A Note Initial Principal Balance	812,500,000.00
b.	Class B Note Initial Principal Balance	92,500,000.00
c.	Class C Note Initial Principal Balance	65,000,000.00
d.	Initial Excess Collateral Amount	30,000,000.00
e.	Initial Collateral Amount	1,000,000,000.00

f.	Class A Note Principal Balance
i.	Beginning of Interest Period	812,500,000.00
ii.	Principal Payment	0.00
iii.	As of Payment Date	812,500,000.00

g.	Class B Note Principal Balance
i.	Beginning of Interest Period	92,500,000.00
ii.	Principal Payment	0.00
iii.	As of Payment Date	92,500,000.00

h.	Class C Note Principal Balance
i.	Beginning of Interest Period	65,000,000.00
ii.	Principal Payment	0.00
iii.	As of Payment Date	65,000,000.00

i.	Excess Collateral Amount
i.	Beginning of Interest Period	30,000,000.00
ii.	Reduction in Excess Collateral Amount	0.00
iii.	As of Payment Date	30,000,000.00

j.	Collateral Amount
i.	Beginning of Interest Period	418,000,000.00
ii.	Increase / Decrease in Unreimbursed Investor Charge-Offs	0.00
iii.	Increase / Decrease in Reallocated Principal Collections	0.00
iv.	Reduction in Excess Collateral Amount	0.00
v.	Principal Accumulation Account Deposit	97,000,000.00
vi.	As of Payment Date	321,000,000.00
vii.	Collateral Amount as a Percentage of Note Trust Principal Balance	1.8443%
viii.	Amount by which Note Principal Balance exceeds Collateral Amount	N/A

k.	Required Excess Collateral Amount	30,000,000.00

VII. Investor Charge-Offs and Reallocated Principal Collections
(Section references relate to Indenture Supplement)

a.	Beginning Unreimbursed Investor Charge-Offs	0.00
b.	Current Unreimbursed Investor Defaults	0.00
c.	Current Unreimbursed Investor Uncovered Dilution Amount	0.00
d.	Current Reimbursement of Investor Charge-Offs pursuant to Section 4.4(a)(vii)	0.00
e.	Ending Unreimbursed Investor Charge-Offs	0.00
f.	Beginning Unreimbursed Reallocated Principal Collections	0.00
g.	Current Reallocated Principal Collections pursuant to Section 4.7	0.00
h.	Current Reimbursement of Reallocated Principal Collections pursuant to Section 4.4(a)(vii)	0.00
i.	Ending Unreimbursed Reallocated Principal Collections	0.00

VIII. Investor Percentages - BOP Balance and Series Account Information
a.	Allocation Percentage Numerator - for Finance Charge Collections and Default Amounts	515,000,000.00

b.	Allocation Percentage Numerator - for Principal Collections	1,000,000,000.00

c.	Allocation Percentage Denominator

i.	Aggregate Principal Receivables Balance as of Prior Monthly Period	16,294,436,897.09
ii.	Number of Days at Balance	19
iii.	Aggregate Principal Receivables Balance on Reset Date 1	17,533,069,497.95
iv.	Number of Days at Balance	1
v.	Aggregate Principal Receivables Balance on Reset Date 2	17,492,456,734.44
vi.	Number of Days at Balance	10
vii.	Average Principal Balance	16,735,064,596.24

d.	Sum of Allocation Percentage Numerators for all outstanding Series with respect to	14,644,760,865.36
	Finance Charge Collections and Default Amounts

e.	Sum of Allocation Percentage Numerators for all outstanding Series with respect to	16,377,712,865.36
	Principal Collections

f.	Allocation Percentage, Finance Charge Collections and Default Amount (a. / greater of c.vii. or d.)	3.0774%
g.	Allocation Percentage, Principal Collections (b. / greater of c.vii. or e.)	5.9755%
h.	Series Allocation Percentage	3.7595%

IX. Collections and Allocations	Trust	Series

a. Finance Charge Collections	331,609,675.07	10,204,859.48
b. Recoveries	13,131,993.57	404,120.14
c. Principal Collections	2,109,692,818.17	126,064,217.20
d. Default Amount	109,540,748.11	3,370,975.05
e. Dilution	171,294,697.23	10,235,675.89
f. Investor Uncovered Dilution Amount	0.00	0.00
g. Dilution including Fraud Amount	172,844,448.85
h. Available Finance Charge Collections
i.	Investor Finance Charge Collections	10,204,859.48
ii.	Excess Finance Charge Collections allocable to Series 2006 – 1	0.00
iii.	Principal Accumulation Account Investment Proceeds	171,399.30
iv.	Investment earnings in the Reserve Account	0.00
v.	Reserve Account Draw Amount	0.00
vi.	Net Swap Receipts	0.00
vii.	Recoveries	404,120.14
i. Available Finance Charge Collections (Sum of g.i through g.vii)		10,780,378.92
j. Total Collections (c.Series + h.)		136,844,596.12
k. Total Finance Charge Collections deposited in the Collection Account		4,116,794.77
(net of any amounts distributed to Transferor and owed to Servicer)

X. Application of Available Funds pursuant to Section 4.4(a) of the Indenture Supplement

a. Available Finance Charge Collections	10,780,378.92

i. On a pari passu basis:
a. Payment to the Indenture Trustee, to a maximum of $25,000	0.00
b. Payment to the Trustee, to a maximum of $25,000	0.00
c. Payment to the Administrator, to a maximum of $25,000	13.16

ii. To the Servicer:
a. Noteholder Servicing Fee	696,666.67
b. Noteholder Servicing Fee previously due but not paid	0.00
c. Total Noteholder Servicing Fee	696,666.67

iii. On a pari passu basis:
a. Class A Monthly Interest	3,439,583.33
b. Class A Deficiency Amount	0.00
c. Class A Additional Interest	0.00
d. Class A Additional Interest not paid on prior Payment Date	0.00
e. Class A Net Swap Payments	0.00
f. Class A Net Swap Payments not paid on a prior Payment Date	0.00
iv. On a pari passu basis:
a. Class B Monthly Interest	36,192.63
b. Class B Deficiency Amount	0.00
c. Class B Additional Interest	0.00
d. Class B Additional Interest not paid on prior Payment Date	0.00
e. Class B Net Swap Payments	357,253.56
f. Class B Net Swap Payments not paid on a prior Payment Date	0.00
v. On a pari passu basis:
a. Class C Monthly Interest	32,709.05
b. Class C Deficiency Amount	0.00
c. Class C Additional Interest	0.00
d. Class C Additional Interest not paid on prior Payment Date	0.00
e. Class C Net Swap Payments	251,043.04
f. Class C Net Swap Payments not paid on a prior Payment Date	0.00
vi. To be treated as Available Principal Collections
a. Aggregate Investor Default Amount	3,370,975.05
b. Aggregate Investor Uncovered Dilution Amount	0.00

vii. To be treated as Available Principal Collections, to the extent not previously reimbursed
a. Investor Charge-offs	0.00
b. Reallocated Principal Collections	0.00

viii. Excess of Required Reserve Account Amount Over Available Reserve Account Amount	0.00

ix. Amounts required to be deposited to the Spread Account	0.00

x.	To be treated as Available Principal Collections: Series Allocation Percentage of Minimum Free Equity Shortfall	0.00

xi. On a pari passu basis:
a. Partial or early termination or other additional amount owed to Class A Swap	0.00
Counterparty
b. Partial or early termination or other additional amount owed to Class B Swap Counterparty	0.00

c. Partial or early termination or other additional amount owed to Class C Swap	0.00
Counterparty

xii. Unless an Early Amortization Event has occurred, amounts that have not been paid pursuant to (a)(i) above		0.00

xiii.	The balance, if any, will constitute a portion of Excess Finance Charge Collections for such Payment Date and first will be available for allocation to other Series in Group One and, second, paid to the Transferor, to be applied in accordance with Section 8.6 of the Indenture unless:	2,595,942.43

a.	There is an Early Amortization Period, in which case Excess Finance Charge Collections will be used to pay Monthly Principal; or	0.00

b.	GE Capital's long term unsecured debt rating is Aa2 or lower by Moody's or AA or lower by S&P and the Free Equity Amount is less than the Minimum Free Equity Amount, in which case Excess Finance Charge Collections will be deposited to the Excess Funding Account up to such shortfall	0.00

XI. Excess Finance Charge Collections (Group One)
a.	Total Excess Finance Charge Collections in Group One	125,273,005.06
b.	Finance Charge Shortfall for Series 2006 – 1	0.00
c.	Finance Charge Shortfall for all Series in Group One	0.00
d.	Excess Finance Charges Collections Allocated to Series 2006 – 1	0.00

XII. Available Principal Collections and Distributions (Section references relate to Indenture Supplement)
a.	Investor Principal Collections	126,064,217.20
b.	Less: Reallocated Principal Collections for the Monthly Period pursuant to Section 4.7	0.00
c.	Plus: Shared Principal Collections allocated to this Series	0.00
d.	Plus: Aggregate amount to be treated as Available Principal Collections pursuant to Section 4.4(a)(vi)	3,370,975.05
e.	Plus: Aggregate amount to be treated as Available Principal Collections pursuant to Section 4.4(a)(vii)	0.00
f.	Plus: During an Early Amortization Period, the amount of Available Finance Charge Collections used to	0.00
	pay principal on the Notes pursuant to Section 4.4(a)(xii)
g.	Available Principal Collections (Deposited to Principal Account)	129,435,192.25

i.	During the Revolving Period, Available Principal Collections treated as Shared Principal	0.00
	Collections Pursuant to Section 4.4(b)
ii.	During the Controlled Accumulation Period, Available Principal Collections deposited to the	97,000,000.00
	Principal Accumulation Account pursuant to Section 4.4(c)(i),(ii)
iii.	During the Early Amortization Period, Available Principal Collections deposited to the	0.00
	Distribution Account pursuant to Section 4.4(c)
iv.	Series Shared Principal Collections available to Group One pursuant to Section 4.4(c)(iii)	32,435,192.25
v.	Principal Distributions pursuant to Section 4.4(e) in order of priority
a. Principal paid to Class A Noteholders	0.00
b. Principal paid to Class B Noteholders	0.00
c. Principal paid to Class C Noteholders	0.00
vi.	Total Principal Collections Available to Share (Inclusive of Series 2006 – 1)	1,449,778,366.70
vii.	Series Principal Shortfall	0.00
viii.	Shared Principal Collections allocated to this Series from other Series	0.00

XIII. Series 2006 – 1 Accumulation
a.	Controlled Accumulation Period Length in months (scheduled)	10.00
b.	Controlled Accumulation Amount	97,000,000.00
c.	Controlled Deposit Amount	97,000,000.00
d.	Accumulation Shortfall	0.00
e.	Principal Accumulation Account Balance
i.	Beginning of Interest Period	582,000,000.00
ii.	Controlled Deposit Amount	97,000,000.00
iii.	Withdrawal for Principal Payment	0.00
iv.	As of Payment Date	679,000,000.00

XIV. Reserve Account Funding (Section references relate to Indenture Supplement)

a. Reserve Account Funding Date (scheduled)	9/15/2008
b. Required Reserve Account Amount (.50% reduced to 0%, confirmed by Rating Agencies)	0.00
c. Beginning Available Reserve Account Amount	0.00
d. Reserve Draw Amount	0.00
e. Deposit pursuant to 4.4(a)(viii) the excess of b. over c.	0.00
f. Withdrawal for Reserve Account Surplus paid to Transferor pursuant to Section 4.10(d)	0.00
g. Withdrawal for Reserve Account Surplus paid to Transferor pursuant to Section 4.10(e)	0.00
h. Ending Available Reserve Account Amount	0.00

XV. Spread Account Funding (Section references relate to Indenture Supplement)

a. Spread Account Percentage	0.00%
b. Required Spread Account Amount	0.00
c. Beginning Available Spread Account Amount	0.00
d. Withdrawal pursuant to 4.11 (a) - Section 4.4(a)(v) Shortfall	0.00
e. Withdrawal pursuant to 4.11 (b) - Class C Expected Principal Payment Date	0.00
f. Withdrawal pursuant to 4.11 (c) - Early Amortization Event	0.00
g. Withdrawal pursuant to 4.11 (d) - Event of Default	0.00
h. Deposit pursuant to 4.4 (a)(ix) - Spread Account Deficiency	0.00
i. Withdrawal pursuant to 4.11 (f) - Spread Account Surplus Amount	0.00
j. Ending Available Spread Account Amount	0.00

XVI. Series Early Amortization Events
a. The Free Equity Amount is less than the Minimum Free Equity Amount	No

Free Equity:
i.	Free Equity Amount	2,857,267,597.75
ii.	Minimum Free Equity Amount	1,218,351,992.42
iii.	Excess Free Equity Amount	1,638,915,605.33

b. The Note Trust Principal Balance is less than the Required Principal Balance	No

Note Trust Principal Balance:
i.	Note Trust Principal Balance	17,405,028,463.11
ii.	Required Principal Balance	16,377,712,865.36
iii.	Excess Principal Balance	1,027,315,597.75

c. The three-month average Portfolio Yield is less than three-month average Base Rate	No

Portfolio Yield:
i.	Three month Average Portfolio Yield	11.2728%
ii.	Three month Average Base Rate	5.9165%
iii.	Three Month Average Excess Spread	5.3564%

d. The Note Principal Balance is outstanding beyond the Expected Principal Payment Date	No

i.	Expected Principal Payment Date	09/15/2009
ii.	Current Payment Date	06/15/2009

e. Are there any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments?	No

f. Are there any material breaches or pool of assets representations and warranties or covenants?	No

g. Are there any material changes in criteria used to originate, acquire, or select new pool assets?	No

h. Has an early amortization event occurred?	No

IN WITNESS WHEREOF, the undersigned has duly executed this Monthly Noteholder's Statement as of the 10th day of June 2009 .

GENERAL ELECTRIC CAPITAL CORPORATION, as Servicer

By: /s/ Brian Doubles
Name: Brian Doubles
Title: Authorized Signatory